UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended:  December 31, 2012

              Check here if Amendment []; Amendment Number: _____

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   Newtyn Management LLC
                      ----------------------

              Address:  599 Lexington Avenue, 41st Floor
                        ---------------------------------
                        New York, New York  10022
                        --------------------------

                        FORM 13F FILE NUMBER: 28- 10427
                        -------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Euguene Dozortsev
           -----------------

Title:     Managing Member
           ---------------

Phone:     212-446-2460
           ------------

Signature, Place, and Date of Signing:

/s/ Euguene Dozortsev                New York, NY             February 14, 2013
----------------------              --------------           -------------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
----------------------------------            ----


Form 13F Information Table Entry Total:       20
---------------------------------------       --


Form 13F Information Table Value Total:       $212,979 (thousands)
---------------------------------------       --------------------


Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.


List of Other Included Managers:     None
--------------------------------     ----

                             Newtyn Management LLC
                           Form 13F Information Table
                               December 31, 2012



                             Title of                 Value     Shares/   SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                 Class       Cusip     (x1000)    PRN AMT   PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
AMERICAN INTL GROUP INC       COM NEW      026874784   15,002     425,000  SH         SOLE                 425,000
ASSISTED LIVING CONCPT
   NEV N                      CL A NEW     04544X300   16,575   1,700,000  SH         SOLE               1,700,000
ASTA FDG INC                  COM          046220109    2,282     240,000  SH         SOLE                 240,000
AUDIENCE INC                  COM          05070J102    5,195     500,000  SH         SOLE                 500,000
COMVERSE INC                  COM          20585P105   14,265     500,000  SH         SOLE                 500,000
E TRADE FINANCIAL CORP        COM NEW      269246401    7,160     800,000  SH         SOLE                 800,000
ENGILITY HLDGS INC            COM          29285W104   12,037     625,000  SH         SOLE                 625,000
FELCOR LODGING TR INC         PFD CV
                              A $1.95      31430F200    5,822     240,000  SH         SOLE                 240,000
GRIFOLS S A                   SP ADR
                              REP B NVT    398438408   20,225     780,000  SH         SOLE                 780,000
GYRODYNE CO AMER INC          COM          403820103      721      10,000  SH         SOLE                  10,000
HILLSHIRE BRANDS CO           COM          432589109   12,663     450,000  SH         SOLE                 450,000
HUNTINGTON INGALLS INDS INC   COM          446413106   22,753     525,000  SH         SOLE                 525,000
LINN ENERGY LLC               PUT          536020950    3,632     105,000  SH  PUT    SOLE                 105,000
MAXYGEN INC                   COM          577776107    2,189     890,000  SH         SOLE                 890,000
SANOFI                        RIGHT
                              12/31/2020   80105N113    3,410   2,000,000  SH         SOLE               2,000,000
SEAGATE TECHNOLOGY PLC        SHS          G7945M107    9,144     300,000  SH         SOLE                 300,000
SELECT INCOME REIT            COM SH
                              BEN INT      81618T100   12,385     500,000  SH         SOLE                 500,000
TFS FINL CORP                 COM          87240R107   17,797   1,850,000  SH         SOLE               1,850,000
VODAFONE GROUP PLC NEW        SPONS
                              ADR NEW      92857W209   15,114     600,000  SH         SOLE                 600,000
WASHINGTON POST CO            CL B         939640108   14,608      40,000  SH         SOLE                  40,000




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